Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (5,585)	$ (5,844)	$ 12,895	$ 55,288	$ 42,145
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Lower of cost or market adjustment to inventory	318		302
Mark to market on commodity contracts	62	(1,204)	(1,588)	1,095	11,984
Mark to market on interest rate cap agreements	1	146	156	1,851	(800)
Depreciation	3,929	3,145	6,822	4,560	2,772
Amortization of intangible assets	52	60	112	199	199
Amortization of debt discount and issuance costs	1,230	3,368	4,564	4,701	2,299
Term loan call premium			(6,394)
Loss on debt extinguishment		19,612	19,612
Profits interest compensation expense	29,271	19,517	19,517	885	3,452
Share-based compensation expense	181
Provision for bad debts, net of reductions	(104)	172	(814)	(4,171)	1,324
Deferred income taxes	1,528	(575)	5,248	10,491	6,041
(Gain) loss on sale of property, plant and equipment	9	3	(17)	(69)	(39)
Equity income, net of tax	(860)	(475)	(995)	(888)	(1,530)
Distributions from equity method investment		500	1,000	500	566
Change in assets and liabilities:
Accounts receivable	(38,726)	(31,680)	(1,540)	3,848	(20,241)
Inventories	(25,421)	6,065	11,512	6,592	8,656
Prepaid expenses and other current assets	(13,038)	5,395	4,676	18,264	(8,308)
Accounts payable	25,569	26,688	3,682	(50)	14,856
Accrued liabilities	4,274	(7,016)	850	(36,988)	341
Accrued interest	108	(721)	(782)	(151)	2,507
Income taxes, net	(768)	225	3,685	(2,674)	855
Other, net	42	(7,044)	(589)	1,565	2,335
Net cash (used in) provided by operating activities	(17,928)	30,337	81,914	64,848	69,414
Cash flows from investing activities
Capital expenditures	(8,305)	(7,222)	(20,408)	(22,440)	(11,927)
Proceeds from sale of property, plant and equipment	169	6	32	97	39
Net cash used in investing activities	(8,136)	(7,216)	(20,376)	(22,343)	(11,888)
Cash flows from financing activities
Deferred financing fees		(12,926)	(12,981)	(1,675)	(15,131)
Proceeds from senior secured notes		375,000	375,000
Proceeds from term loan, net of discount					305,550
Payments on term loan		(310,875)	(310,875)	(3,300)	(825)
Borrowings on ABL Facility	229,787	81,586	204,275	168,021	1,096,578
Payments on ABL Facility	(188,309)	(30,913)	(189,753)	(168,021)	(1,272,197)
Principal payments under capital lease obligation				(916)	(52)
Payments on related party debt					(119,805)
Distribution to shareholder		(160,000)	(160,000)		(42,500)
Net payment (amounts due) from stockholder	4,875	(2,161)	(2,424)	(2,451)
Cash overdrafts					(1,228)
Net cash provided by (used in) financing activities	46,353	(60,289)	(96,758)	(8,342)	(49,610)
Effect of foreign currency exchange rates	(141)	(207)	(455)	(149)	(225)
Net (decrease) increase in cash	20,148	(37,375)	(35,675)	34,014	7,691
Cash at beginning of period	13,862	49,537	49,537	15,523	7,832
Cash at end of period	34,010	12,162	13,862	49,537	15,523
Cash paid during the period for:
Interest, net of amount capitalized			35,788	33,580	19,626
Income taxes, net of refunds			10,235	24,017	19,657
Noncash investing activities
Capital lease obligations					$ 968